Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Vessels and equipment, accumulated depreciation	$ 59.7	$ 35.6
Deferred drydock expenditure, accumulated amortization	6.0	3.9
Other non-current assets, accumulated depreciation	$ 0.2	$ 0.2
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	26,329,711	26,100,000
Common stock, shares outstanding (in shares)	26,210,311	25,980,600
Treasury stock, shares issued (in shares)	119,400	119,400